Acquisitions (Details Narrative) - Metu Brands, Inc [Member]	Sep. 25, 2014 USD ($)
Purchase price	$ 10,000
Purchase price allocated to inventory	795
Purchase price allocated to intangible assets ("MeTu" trade name and web site MeTuBoutique.com)	$ 9,205